Consolidated Statements Of Equity (Parenthetical) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends declared Common, per share	$ 1.98	$ 1.80	$ 1.62
Shares registered and available for issuance	4.7
Common Stock [Member]
Value of common stock	$ 150,000,000
Southwest Gas Corporation [Member]
Dividends declared Common, per share		$ 1.80	$ 1.62